NET (LOSS)/INCOME PER SHARE AND NET (LOSS)/INCOME ATTRIBUTABLE TO COMMON STOCKHOLDERS	12 Months Ended
Dec. 31, 2016
NET (LOSS)/INCOME PER SHARE AND NET (LOSS)/INCOME ATTRIBUTABLE TO COMMON STOCKHOLDERS
NET (LOSS)/INCOME PER SHARE AND NET (LOSS)/INCOME ATTRIBUTABLE TO COMMON STOCKHOLDERS

11.     NET (LOSS)/INCOME PER SHARE AND NET (LOSS)/INCOME ATTRIBUTABLE TO COMMON STOCKHOLDERS

The following table details the computation of the basic and diluted net (loss)/income per share:

	Year ended December 31, 2014	Year ended December 31, 2015	Year ended December 31, 2016
	RMB	RMB	RMB
Numerator:
Net (loss)/income	(27,708)	275,339	1,116,398
Denominator:
Weighted average number of ordinary shares outstanding, basic	100,000,000	100,652,055	118,240,414
Plus incremental weighted average ordinary shares from assumed vesting of restricted share units using the treasury stock method	—	—	696,668
Weighted average number of ordinary shares outstanding, diluted	100,000,000	100,652,055	118,937,082

Basic (loss)/income per share	(0.2771)	2.7356	9.4418
Diluted (loss)/income per share (i)	(0.2771)	2.7356	9.3865

(i)	No RSUs were excluded from the computation of diluted earnings per common share for 2014, 2015 and 2016 because their effect were dilutive.